Consolidated Balance Sheets (US VR Global Inc.)	Dec. 31, 2017 USD ($)
CURRENT ASSETS
Total Current Assets	$ 877,000
NON-CURRENT ASSETS
Plant and equipment, net	443,000
Total Non-Current Assets	443,000
TOTAL ASSETS	1,320,000
CURRENT LIABILITIES
Amount due to a related party	874,000
Total Current Liabilities	1,134,000
STOCKHOLDERS' EQUITY
Common Stock, par value $0.0001; 1,000,000,000 shares authorized, 721,766,000 and 278,234,000 shares issued and outstanding respectively	120,000
Accumulated incomes/(losses)	(1,977,000)
TOTAL STOCKHOLDERS' EQUITY	186,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,320,000
US VR Global Inc. [Member]
CURRENT ASSETS
Cash and cash equivalents	587,132
Prepayments, deposits and other receivables	289,357
Total Current Assets	876,489
NON-CURRENT ASSETS
Plant and equipment, net	443,474
Total Non-Current Assets	443,474
TOTAL ASSETS	1,319,963
CURRENT LIABILITIES
Accrued expenses and other payables	260,089
Deposit for shares to be issued	2,074,500
Amount due to a related party	874,722
Total Current Liabilities	3,209,311
TOTAL LIABILITIES	3,209,311
STOCKHOLDERS' EQUITY
Common Stock, par value $0.0001; 1,000,000,000 shares authorized, 721,766,000 and 278,234,000 shares issued and outstanding respectively	72,177
Additional Paid-in Capital	15,315
Accumulated incomes/(losses)	(1,976,840)
TOTAL STOCKHOLDERS' EQUITY	(1,889,348)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,319,963